Operating segment and geographic data	12 Months Ended
Dec. 31, 2020
Operating segment and geographic data
Operating segment and geographic data
Note 23—Operating segment and geographic data
The Chief Operating Decision Maker (CODM) is the Chief

Executive Officer.

The CODM allocates resources
to and assesses the performance of each operating segment

using the information outlined below.

The Company is
organized into the following segments,

based on products and services: Electrification, Industrial Automati on, Motion,
and Robotics & Discrete Automation. The remaining operations of the Company are included in Corporate and Other

.
A description of the types of products and services provided by each reportable segment is as follows:
•

Electrification:

manufactures and sells electrical products and solutions

which are designed to provide
safe, smart and sustainable electrical flow from the substation to the socket. The portfolio of increasingly
digital and connected solutions includes electric vehicle

charging infrastructure, renewable power
solutions, modular substation packages, distribution automation products, switchboard and panelboards,
switchgear, UPS solutions, circuit breakers,

measuring and sensing devices, control products, wiring
accessories, enclosures and cabling systems and intelligent

home and building solutions, designed to
integrate and automate lighting, heating, ventilation, security and data communication networks. The
products and services are delivered through five operating

Divisions: Distribution Solutions, Smart Power,
Smart Buildings, Installation Products and Power Conversion

.
•

Industrial Automation:
develops and sells a broad range of industry-specific, integrated automation and
electrification systems and solutions, as well as digital solutions,

lifecycle services and artificial
intelligence applications for the process

and hybrid industries. Products and solutions include process

and
discrete control technologies, advanced process control

software and manufacturing execution systems,
sensing, measurement and analytical instrumentation,

electric ship propulsion systems and large
turbochargers. In addition, the Business Area offers

a comprehensive range of services ranging from repair
to advanced services such as remote monitoring, preventive

maintenance, asset performance management
and cybersecurity services. The products and services

are delivered through five operating Divisions:
Energy Industries, Process Industries, Marine &

Ports, Turbocharging, and Measurement

& Analytics.
•

Motion:
manufactures and sells drives, motors, generators, traction converters and mechanical power
transmission products that are driving the low-carbon

future for industries, cities, infrastructure and
transportation. These products, digital technology and

related services enable industrial customers to
increase energy efficiency,

improve safety and reliability,

and achieve precise control of their processes.
Building on over 130 years of cumulative experience in electric powertrains, the Business Area combines
domain expertise and technology to deliver the

optimum solution for a wide range of applications in all
industrial segments. In addition, the Business Area, along

with partners, has an unmatched global service
presence. These products and services are delivered

through six operating Divisions: Motors & Generators,
Drive Products, System Drives, Service, Traction

and Mechanical Power Transmission.
•

Robotics & Discrete Automation:

delivers its products, solutions and services through two operating
Divisions: Robotics and Machine

Automation. Robotics includes: industrial robots, software,

robotic
solutions and systems, field services, spare parts, and

digital services. Machine Automation specializes in
solutions based on its programmable logic controllers

(PLC), industrial PCs (IPC), servo motion, transport
systems and machine vision. Both Divisions offer

engineering and simulation software as well as a
comprehensive range of digital solutions.
Corporate and Other:
includes headquarters, central research and development, the Company’s real estate
activities, Corporate Treasury

Operations, historical operating activities of certain divested businesses and other
non-core operating activities.
The primary measure of profitability on which the operating

segments are evaluated is Operational EBITA,
which represents income from operations excluding:
•

amortization expense on intangibles arising upon acquisitions

(acquisition-related amortization),
•

restructuring,

related and implementation costs,
•

changes in the amount recorded for obligations related to

divested businesses occurring after the
divestment date (changes in obligations related to

divested businesses),
•

changes in estimates relating to opening balance sheets of

acquired businesses (changes in pre-acquisition
estimates),
•

gains and losses from sale of businesses (including fair

value adjustment on assets and liabilities held for
sale),
•

acquisition-

and divestment-related expenses and integration costs,
•

other income/expense relating to the Power Grids joint

venture,
•

certain other non-operational items, as well as
•

foreign exchange/commodity timing differences

in income from operations consisting of: (a) unrealized
gains and losses on derivatives (foreign exchange, commodities,

embedded derivatives), (b) realized gains
and losses on derivatives where the underlying hedged

transaction has not yet been realized, and
(c) unrealized foreign exchange movements on receivables/payables

(and related assets/liabilities).
Certain other non-operational items generally includes:

certain regulatory, compliance

and legal costs, certain
asset write downs/impairments (including impairment

of goodwill) and certain other fair value changes,

as well as other
items which are determined by management on a case‑by‑case basis.
The CODM primarily reviews the results of each segment

on a basis that is before the elimination of profits
made on inventory sales between segments. Segment

results below are presented before these eliminations, with a total deduction for intersegment profits to arrive at the Company

’s consolidated Operational

EBITA. Intersegment

sales and
transfers are accounted for as if the sales and transfers were to third parties, at current market prices.
The following tables present disaggregated segment

revenues from contracts with customers for 2020, 2019
and 2018:
2020
($ in millions) Electrification
Industrial
Automation Motion
Robotics &
Discrete
Automation
Corporate and
Other Total
Geographical markets

Europe

4,008 2,322 1,934 1,429 15 9,708

The Americas

4,050 1,321 2,173 385 7 7,936
of which: United States 3,093 805 1,846 270 5 6,019

Asia, Middle East and Africa

3,506 2,038 1,807 1,024 7 8,382
of which: China

1,820 628 926 714 3 4,091
11,564 5,681 5,914 2,838 29 26,026
Product type

Products
9,951 1,263 5,040 1,635 53 17,942

Systems
743 1,665 — 780 (24) 3,164

Services and software
870 2,753 874 423 — 4,920
11,564 5,681 5,914 2,838 29 26,026

Third-party revenues
11,564 5,681 5,914 2,838 29 26,026

Intersegment revenues
(1)
360 111 495 69 (927) 108
Total

revenues
11,924 5,792 6,409 2,907 (898) 26,134
2019
($ in millions) Electrification
Industrial
Automation Motion
Robotics &
Discrete
Automation
Corporate and
Other Total
Geographical markets

Europe

4,039 2,416 1,879 1,634 36 10,004

The Americas

4,568 1,582 2,315 453 1 8,919
of which: United States 3,522 948 1,972 290 3 6,735

Asia, Middle East and Africa

3,665 2,153 1,827 1,157 40 8,842
of which: China

1,729 608 876 825 1 4,039
12,272 6,151 6,021 3,244 77 27,765
Product type

Products
10,315 1,439 5,152 1,785 65 18,756

Systems
958 1,648 — 968 12 3,586

Services and software
999 3,064 869 491 — 5,423
12,272 6,151 6,021 3,244 77 27,765

Third-party revenues
12,272 6,151 6,021 3,244 77 27,765

Intersegment revenues
(1)
456 122 512 70 (947) 213
Total

revenues
12,728 6,273 6,533 3,314 (870) 27,978
2018
($ in millions) Electrification
Industrial
Automation Motion
Robotics &
Discrete
Automation
Corporate and
Other Total
Geographical markets

Europe

3,881 2,475 1,862 1,737 58 10,013

The Americas

3,650 1,467 2,389 476 21 8,003
of which: United States 2,686 941 2,018 310 25 5,980

Asia, Middle East and Africa

3,680 2,449 1,699 1,339 236 9,403
of which: China

1,724 609 858 987 2 4,180
11,211 6,391 5,950 3,552 315 27,419
Product type

Products
9,679 1,528 5,111 2,019 118 18,455

Systems
617 1,853 — 1,001 197 3,668

Services and software
915 3,010 839 532 — 5,296
11,211 6,391 5,950 3,552 315 27,419

Third-party revenues
11,211 6,391 5,950 3,552 315 27,419

Intersegment revenues
(1)
475 109 513 59 (913) 243
Total

revenues
11,686 6,500 6,463 3,611 (598) 27,662
Intersegment

revenues until

June 30, 2020,

include sales

to the Power

Grids business,

which is presented

as discontinued

operations,
and are not eliminated

from Total

revenues (see Note

3).
Revenues by geography reflect the location of the customer.

In 2020, 2019 and 2018 the United States and
China are the only countries where revenue exceeded

10 percent of Total revenues

.

In each of 2020, 2019 and 2018
more than 98

percent of the Company’s total

revenues were generated from customers outside Switzerland.
The following tables present Operational EBITA,

the reconciliations of consolidated Operational EBITA

to
Income from continuing operations before taxes, as well as Depreciation and amortization, and Capital expenditure for
2020, 2019 and 2018, as well as Total

assets at December 31, 2020, 2019 and 2018:
($ in millions) 2020 2019 2018
Operational EBITA:
Electrification 1,681 1,688 1,626
Industrial Automation

451 732 914
Motion 1,075 1,082 1,023
Robotics & Discrete Automation

237 393 528
Corporate and Other:
— Non-core and divested businesses (133) (145) (291)
— Stranded corporate costs (40) (225) (297)
— Corporate costs and Other intersegment elimination (372) (418) (498)
Total 2,899 3,107 3,005
Acquisition-related amortization
(263) (265) (273)
Restructuring, related and implementation costs
(1)
(410) (300) (172)
Changes in obligations related to divested businesses
(218) (36) (106)
Changes in pre-acquisition estimates
(11) (22) (8)
Gains and losses from sale of businesses
(2) 55 57
Fair value adjustment on assets and liabilities held for sale
(33) (421) —
Acquisition-

and divestment-related expenses and integration costs
(74) (121) (204)
Other income/expenses relating to the Power Grids joint

venture
(20) — —
Foreign exchange/commodity timing differences in

income from operations:
Unrealized gains and losses on derivatives (foreign exchange,

commodities, embedded derivatives) 67 20 (1)
Realized gains and losses on derivatives where the underlying hedged

transaction has not yet been realized 26 8 (23)
Unrealized foreign exchange movements on receivables/payables

(and

related assets/liabilities)
(33) (7) (9)
Certain other non-operational items:
Costs for planned divestment of Power Grids (86) (141) —
Regulatory, compliance

and legal costs
(7) (7) (34)
Business transformation costs (31) (19) (17)
Executive Committee transition costs (1) (14) —
Favorable resolution of an uncertain purchase price adjustment 36 92 —
Gain on sale of investments — 15 —
Gain on liquidation of a foreign subsidiary — — 31
Asset write downs/impairments & certain other fair value changes
(2)
(239) (4) (25)
Other non-operational items (7) (2) 5
Income from operations 1,593 1,938 2,226
Interest and dividend income
51 67 72
Interest and other finance expense
(240) (215) (262)
Losses from extinguishment of debt
(162) — —
Non-operational pension (cost) credit
(401) 72 83
Income from continuing operations before

taxes
841 1,862 2,119
Amounts in 2020

and 2019 include

$
67

million and $
97

million, respectively,

of implementation

costs in relation

to the OS program.
(2)

Amount in 2020

includes goodwill

impairment charges

of $
311

million.
Depreciation and Total assets
(1), (2)
amortization Capital expenditures
(1)
at December 31,

($ in millions) 2020 2019 2018 2020 2019 2018 2020 2019 2018
Electrification 381 414 355 276 279 244 12,098 11,671 12,052
Industrial Automation

63 55 57 56 64 58 4,624 4,559 4,287
Motion 168 169 184 93 110 93 6,248 6,149 6,016
Robotics & Discrete
Automation 126 124 127 64 59 74 4,660 4,661 4,760
Corporate and Other 177 199 193 205 250 303 13,458 19,068 17,326
Consolidated 915 961 916 694 762 772 41,088 46,108 44,441
Capital expenditures

and Total

assets are after

intersegment

eliminations

and therefore

reflect third

-party activities

only.
(2)

At December 31,

2020, 2019 and

2018, Corporate

and Other includes

$
282

million, $
9,840

million and $
8,591

million, respectively,

of
assets in the

Power Grids business

which is reported

as discontinued

operations (see

Note 3). In addition,

at December 31,

2020,
Corporate and

Other includes

$
1,710

million related

to the equity

investment in

Hitachi ABB Power

Grids Ltd (see

Note 4).
Other geographic information
Geographic information for long-lived assets was as follows:
Long-lived assets at
December 31,
($ in millions) 2020 2019
Europe 2,822 2,565
The Americas 1,382 1,469
Asia, Middle East and Africa 940 932
Total 5,144 4,966
Long‑lived assets represent “Property,

plant and equipment, net” and “Operating lease right-of-use assets” and are shown by location of the assets. At December 31, 2020,

approximately
21

percent,
10

percent and
11

percent of the
Company’s long‑lived assets were

located in the United States, China and Switzerland,

respectively. At December

31,
2019, approximately 23

percent,
10

percent and
10

percent of the Company’s long‑lived

assets were located in the
United States, China and Switzerland, respectively.